Accounts Receivable, Net - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial assets [line items]
Accounts receivable	¥ 21,502	¥ 21,489
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable from contracts with customers	25,836	26,087	¥ 25,155
Accounts receivable	25,936	26,181
Past due 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ 1,694	¥ 1,936